Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Profit of the year	$ 5,138,631	$ 4,731,081	$ 3,353,559
Adjustments for:
Employee benefits	7,465	16,688	14,718
Allowance expected credit loss	(15,131)	866	1,100
Depreciation and amortization	1,569,637	1,443,562	1,348,387
Share of loss of associate	947	10,620	11,728
Loss on sale of machinery, equipment and improvements to leased assets	5,554
Net gain on derivative financial instruments	(29,643)	(34,361)	(68,261)
Interest expense for financing activity	896,165	600,813	357,087
Unrealized exchange gain (loss)	10,827	(172,849)	549,768
Long term provisions	(2,650)	6,480	6,480
Income tax expense	1,869,041	1,440,641	1,266,573
Adjustment from operating activities	9,450,843	8,043,541	6,841,139
Trade accounts receivable	(383,361)	(394,746)	(434,534)
Recoverable income tax and other current assets	93,827	9,275	116,181
Concession taxes payable	43,672	55,422	107,473
Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V.	45,754	54,110	48,875
Accounts payable	114,384	24,580	205,797
Taxes payable	90,811	49,169	(1,816)
Deposits received in guarantee	43,121	147,714	203,987
Cash generated by operating activities	9,499,051	7,989,065	7,087,102
Income taxes paid	(2,263,432)	(1,820,363)	(1,445,899)
Net cash provided by operating activities	7,235,619	6,168,702	5,641,203
Cash flows from investing activities:
Purchases of machinery, equipment, improvements on leased buildings, improvements to concession assets and advance payments to suppliers	(2,501,656)	(1,923,893)	(1,856,997)
Proceeds from sales of machinery and equipment	6,604		329
Equity reimbursement from associate	10,034		58,868
Net cash outflows on acquisition of subsidiary	(50,354)
Other investment activities	(15,039)	(14,682)	(18,757)
Net cash used in investing activities	(2,550,411)	(1,938,575)	(1,816,557)
Cash flows from financing activities:
Dividends declared and paid	(4,004,886)	(3,006,292)	(2,139,092)
Dividends paid to non-controlling interest	(274,685)
Capital distribution	(1,250,870)	(1,750,167)	(1,750,167)
Proceeds from issuance of debt securities		3,800,000	2,600,000
Proceeds from bank loans	534,807		3,528,849
Repayments on bank loans	(252,095)	(151,724)	(3,661,049)
Derivative financial instruments			(4,193)
Interest paid on leasing	(3,733)
Payment of obligations for leases	(11,504)
Interest paid on financial loans	(903,728)	(579,133)	(345,533)
Net cash provided by (used in) financing activities	(6,166,694)	(1,687,316)	(1,771,185)
Effects of exchange rate changes on cash held:	(97,200)	(806)	138,178
Increase in cash and cash equivalents	(1,578,686)	2,542,005	2,191,639
Cash and cash equivalents at beginning of year	7,730,143	5,188,138	2,996,499
Cash and cash equivalents at the end of year	6,151,457	7,730,143	5,188,138
Non-cash investing activities:
Purchases of machinery, equipment, improvements on leased buildings and improvements to concession assets	$ 318,519	$ 409,271	$ 441,515